Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	82.00%
Expected term	6 years	6 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.64%
Forfeiture rate	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility		86.00%
Risk-free interest rate		1.57%
Stock price	$ 0.36	$ 0.85
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility		92.00%
Risk-free interest rate		1.63%
Stock price	$ 0.37	$ 2.90